Other current financial and non-financial assets - Summary of Other Current Financial and Non-financial Assets (Detail) - USD ($) $ in Millions		Dec. 31, 2020	Dec. 31, 2019
Text Block [Abstract]
Other current financial assets	[1]	$ 24.9	$ 20.7
Fair value of current derivatives – assets		8.7	0.0
Factoring related assets		2.6	2.5
Notes receivable		11.4	9.0
Other receivables		2.3	9.3
Other current non-financial assets	[1]	24.1	19.0
Assets held for sale		3.2	0.0
Contract assets, net of valuation allowance		8.9	7.5
Prepaid expenses		8.8	6.8
Prepayments		$ 3.2	$ 4.7

[1]	The notes are an integral part of these consolidated financial statements.